Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 143,680	$ 745,446
Accounts receivable	10,702
Inventory	451,973
Prepaid expenses and other current assets	51,978	$ 293,809
Total current assets	658,333	1,039,255
Property and equipment, net	233,064	103,643
Other assets	104,365	6,430
Total assets	995,762	1,149,328
Current liabilities:
Accounts payable	619,528	526,968
Customer deposits	9,467	129,871
Accrued liabilities	285,609	462,202
Convertible notes payable, current	50,574	1,974,058
Total current liabilities	$ 965,178	3,093,099
Warrant liability		$ 266,524
Convertible note payable - related party	$ 175,000
Convertible note payable, net of current portion	200,274
Other long-term obligations	2,721
Total liabilities	$ 1,343,173	$ 3,359,623
Commitments and contingencies (Note 11)
Stockholders' deficit:
Common stock, $0.001 par value, 375,000,000 shares authorized; 22,081,928 and 10,059,000 shares issued and outstanding as of December 31, 2015 and December 31, 2014, respectively	$ 22,081	$ 10,059
Additional paid-in capital	9,528,072	1,307,695
Accumulated deficit	(9,897,564)	(3,530,267)
Total stockholders' deficit	(347,411)	(2,210,295)
Total liabilities and stockholders' deficit	$ 995,762	1,149,328
Series A convertible preferred stock
Stockholders' deficit:
Convertible preferred stock par value		1,620
Series B convertible preferred stock
Stockholders' deficit:
Convertible preferred stock par value		$ 598